Material Partly-Owned Subsidiaries - Summarized Financial Information of Subsidiaries (Detail) $ in Thousands, ฿ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 THB (฿)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Summarized income statements:
Revenues	$ 425,215	$ 384,565		$ 389,632
Cost of sales	(385,527)	(352,957)		(366,143)
Finance costs	(1,221)	(1,147)		(1,547)
Exchange gain/(loss)	2,784	(38)		(4,223)
Profit/(loss) before tax	18,668	6,535		(8,645)
Income tax expense	(5,140)	(510)		(466)
Profit/(loss) for the year	13,528	6,025		(9,111)
Total comprehensive income/(loss)	28,976	5,059		(24,621)
Profit/(loss) attributable to non-controlling interests	4,808	3,172		(1,417)
Gain on disposal of investment property		4,466	฿ 157	32
Summarized balance sheets:
Cash, inventory and other current assets	283,027	244,628
Property, plant and equipment and other non-current assets	51,816	48,968
Trade and other payable (current)	(101,275)	(87,616)
Other non-current liabilities	(10,742)	(8,805)
Total equity	222,826	197,175		193,275	$ 219,931
Equity attributable to equity holders of the parent	153,328	135,950
Non-controlling interests	69,498	61,225
Summarized cash flow information:
Operating	(16,899)	9,014		8,787
Investing	3,864	(152)		(7,321)
Financing	7,042	(10,413)		(14,633)
Effect of changes in exchange rate on cash	3,855	(1,521)		(4,393)
Net decrease in cash and cash equivalents	(2,138)	(3,072)		(17,560)
CTW Consolidated [Member]
Summarized income statements:
Revenues	207,529	152,988		167,462
Cost of sales	(187,342)	(139,575)		(158,037)
Administrative expenses	(7,817)	(7,264)		(6,776)
Finance costs	(711)	(401)		(653)
Exchange gain/(loss)	1,335	618		(3,027)
Others	(9)	(55)		46
Profit/(loss) before tax	12,985	10,777		(953)
Income tax expense	(2,727)	(3,009)		(655)
Profit/(loss) for the year	10,258	7,768		(1,608)
Total comprehensive income/(loss)	20,440	8,450		(11,461)
Profit/(loss) attributable to non-controlling interests	4,896	3,812		(789)
Dividends paid to non-controlling interests	1,943	1,142		2,035
Gain on disposal of investment property		4,466		32
Summarized balance sheets:
Cash, inventory and other current assets	149,875	117,401
Property, plant and equipment and other non-current assets	41,983	38,926
Trade and other payable (current)	(47,451)	(30,871)
Other non-current liabilities	(7,536)	(6,096)
Total equity	136,871	119,360
Equity attributable to equity holders of the parent	71,876	62,980
Non-controlling interests	64,995	56,380
Summarized cash flow information:
Operating	(24,018)	7,319		907
Investing	6,589	443		585
Financing	12,836	(10,586)		(19,043)
Effect of changes in exchange rate on cash	1,678	(404)		(3,384)
Net decrease in cash and cash equivalents	(2,915)	(3,228)		(20,935)
Shanghai Yayang Electric Co., Ltd. [Member]
Summarized income statements:
Revenues	33,533	30,056		30,120
Cost of sales	(31,937)	(28,247)		(29,171)
Administrative expenses	(1,559)	(1,748)		(1,422)
Finance costs	(346)	(377)		(555)
Exchange gain/(loss)	282	(221)		(54)
Profit/(loss) before tax	(27)	(537)		(1,082)
Profit/(loss) for the year	(27)	(537)		(1,082)
Total comprehensive income/(loss)	318	(814)		(1,392)
Profit/(loss) attributable to non-controlling interests	(15)	(181)		(364)
Summarized balance sheets:
Cash, inventory and other current assets	15,063	11,767
Property, plant and equipment and other non-current assets	1,920	1,774
Trade and other payable (current)	(11,356)	(9,232)
Total equity	5,627	4,309
Equity attributable to equity holders of the parent	3,869	2,859
Non-controlling interests	1,758	1,450
Summarized cash flow information:
Operating	833	(716)		2,046
Investing	(252)	(341)		(68)
Financing	(563)	1,470		(2,619)
Effect of changes in exchange rate on cash	65	(44)		(64)
Net decrease in cash and cash equivalents	$ 83	$ 369		$ (705)